April 4, 2007
Securities and Exchange Commission
OFIS Filer Support
Mail Stop 0-7
SEC Operations Center
6432 General Green Way
Alexandria, VA 22312-2413

Re:	J. C. Penney Company, Inc. Annual Report on Form 10-K for the 53 Week Period Ended February 3, 2007
Ladies and Gentlemen:
     Pursuant to Rule 101 of Regulation S-T, I am hereby filing electronically on the Commission’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) System, on behalf of J. C. Penney Company, Inc. (the “Company”), one copy, including all exhibits filed herewith, of the Company’s Annual Report on Form 10-K for the 53 week period ended February 3, 2007.
     If any member of the Commission Staff has any questions regarding the enclosed Form 10-K or any matter related thereto, please call the undersigned collect at (972) 431-1211.
Very truly yours,
/s/ Salil R. Virkar
Salil R. Virkar
Senior Managing Counsel
Enclosure